UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08765
______________________________________________

Managed High Yield Plus Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Item 1. Schedule of Investments

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—146.21%

Agriculture — 1.16%

Southern States Cooperative, Inc.
10.500%, due 11/01/10[1,2]	3,000,000	3,105,000

Asset-backed — 0.03%

Structured Asset Securities Corp.
Series 2006-S1, Class B2, 8.005%, due 03/25/36[2,3,4]	2,750,000	76,175

Automobile OEM — 0.90%

General Motors
8.375%, due 07/15/33[2]	3,000,000	2,407,500

Automotive parts — 3.67%

ArvinMeritor, Inc.
8.125%, due 09/15/15[2]	6,200,000	5,797,000

Stanadyne Corp.
10.000%, due 08/15/14[2]	4,000,000	3,980,000

TRW Automotive, Inc.
7.250%, due 03/15/17[1,2]	55,000	50,050

		9,827,050

Building materials — 9.86%

Coleman Cable, Inc.
9.875%, due 10/01/12[2]	2,000,000	1,925,000
9.875%, due 10/01/12[1,2]	2,850,000	2,743,125

CPG International, Inc.
10.500%, due 07/01/13[2]	6,000,000	5,880,000

Interface, Inc.
10.375%, due 02/01/10[2]	4,075,000	4,217,625

Masonite Corp.
11.000%, due 04/06/15	5,000,000	4,075,000

Masonite International Corp.
11.000%, due 04/06/15	3,000,000	2,445,000

Propex Fabrics, Inc.
10.000%, due 12/01/12[2]	3,000,000	2,490,000

US Concrete, Inc.
8.375%, due 04/01/14	2,800,000	2,604,000

		26,379,750

Business services/office equipment — 5.42%

Harland Clarke Holdings
9.500%, due 05/15/15	7,750,000	6,936,250

Invensys PLC
9.875%, due 03/15/11[1,2]	576,000	612,000

Xerox Capital Trust I
8.000%, due 02/01/27[2]	7,000,000	6,947,500

		14,495,750

Chemicals — 6.02%

Equistar Chemicals LP
10.125%, due 09/01/08[2]	1,714,000	1,778,275

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Chemicals—(concluded)

Ineos Group Holdings PLC
8.500%, due 02/15/16[1,2]	6,000,000	5,520,000

Momentive Performance
9.750%, due 12/01/14[1,2]	2,500,000	2,381,250
10.125%, due 12/01/14[1,2]	4,000,000	3,720,000
11.500%, due 12/01/16[1,2]	1,000,000	955,000

Montell Finance Co. BV
8.100%, due 03/15/27[1,2]	2,012,000	1,750,440

		16,104,965

Consumer products-durables — 0.96%

Da-Lite Screen Co., Inc.
9.500%, due 05/15/11[2]	2,500,000	2,562,500

Consumer products-non durables — 1.51%

Prestige Brands, Inc.
9.250%, due 04/15/12[2]	4,060,000	4,029,550

Consumer services — 7.35%

Ahern Rentals, Inc.
9.250%, due 08/15/13[2]	4,750,000	4,678,750

Ashtead Holdings PLC
8.625%, due 08/01/15[1,2]	2,000,000	1,960,000

Hertz Corp.
10.500%, due 01/01/16[2]	4,000,000	4,320,000

Mobile Services Group, Inc.
9.750%, due 08/01/14[1,2]	5,250,000	5,289,375

Sunstate Equipment Co.
10.500%, due 04/01/13[1,2]	3,500,000	3,412,500

		19,660,625

Defense/aerospace — 2.47%

Hawker Beechcraft Acquisition Co.
8.875%, due 04/01/15[1,2]	5,750,000	5,606,250
9.750%, due 04/01/17[1,2]	1,000,000	990,000

		6,596,250

Electric-generation — 1.08%

Mirant Americas Generation LLC
9.125%, due 05/01/31[2]	3,000,000	2,902,500

Electronics — 4.09%

NXP BV/NXP Funding LLC
9.500%, due 10/15/15[2]	6,000,000	5,190,000

Sanmina-SCI Corp.
8.110%, due 06/15/14[1,2,3]	1,500,000	1,413,750
8.125%, due 03/01/16[2]	5,000,000	4,325,000

		10,928,750

Entertainment — 0.35%

Imax Corp.
9.625%, due 12/01/10[2]	1,000,000	950,000

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Finance-captive automotive — 4.29%

Ford Motor Credit Co. LLC
9.750%, due 09/15/10[2]	7,000,000	6,932,359

GMAC LLC
7.250%, due 03/02/11[2]	2,000,000	1,837,402
8.000%, due 11/01/31[2]	3,000,000	2,695,092

		11,464,853

Finance-noncaptive — 1.86%

Residential Capital LLC
5.860%, due 06/09/08[2,3]	6,000,000	4,980,000

Food — 1.42%

Ameriqual Group LLC
9.000%, due 04/01/12[1,2]	4,000,000	3,800,000

Gaming — 13.60%

Circus & Eldorado Joint Venture
10.125%, due 03/01/12[2]	4,500,000	4,702,500

Inn Of The Mountain Gods Resort & Casino
12.000%, due 11/15/10[2]	4,400,000	4,642,000

Jacobs Entertainment, Inc.
9.750%, due 06/15/14[2]	6,000,000	5,985,000

Little Traverse Bay Bands of Odawa Indians
10.250%, due 02/15/14[1,2]	3,000,000	3,015,000

MTR Gaming Group, Inc.
Series B, 9.750%, due 04/01/10[2]	2,525,000	2,550,250

Pokagon Gaming Authority
10.375%, due 06/15/14[1,2]	3,200,000	3,424,000

River Rock Entertainment Authority
9.750%, due 11/01/11[2]	2,750,000	2,818,750

Wheeling Island Gaming, Inc.
10.125%, due 12/15/09[2]	6,350,000	6,286,500

Wimar Opco LLC/Finance Corp.
9.625%, due 12/15/14[1,2]	4,000,000	2,960,000

		36,384,000

Healthcare — 3.79%

American Holding Co./EmCare Holding Co.
10.000%, due 02/15/15[2]	3,000,000	3,180,000

Community Health Systems
8.875%, due 07/15/15[1,2]	4,900,000	4,893,875

HCA, Inc.
9.125%, due 11/15/14[1,2]	2,000,000	2,050,000

		10,123,875

Home construction — 0.56%

Stanley Martin-Community LLC
9.750%, due 08/15/15[2]	2,000,000	1,490,000

Industrial-other — 2.29%

ARAMARK Services, Inc.
8.856%, due 02/01/15[3]	6,145,000	6,114,275

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Media-broadcast/outdoor — 7.96%

CMP Susquehanna
9.875%, due 05/15/14	5,775,000	5,341,875

LIN Television Corp.
6.500%, due 05/15/13	2,000,000	1,880,000
Series B, 6.500%, due 05/15/13[2]	1,750,000	1,645,000

Sirius Satellite Radio
9.625%, due 08/01/13[2]	3,450,000	3,260,250

Univision Communications
9.750%, due 03/15/15[1,2]	7,400,000	7,048,500

Young Broadcasting, Inc.
10.000%, due 03/01/11[2]	2,358,000	2,122,200

		21,297,825

Media-cable — 1.21%

CCH I Holdings LLC
10.000%, due 05/15/14[2]	3,000,000	2,520,000

Rainbow National Services LLC
10.375%, due 09/01/14[1,2]	648,000	705,510

		3,225,510

Media-publishing — 7.43%

American Color Graphics, Inc.
10.000%, due 06/15/10[2]	2,250,000	1,732,500

American Media Operation
Series B, 10.250%, due 05/01/09[2]	4,000,000	3,520,000

Hollinger, Inc.
12.875%, due 03/01/11[1,2,5]	975,000	438,750

Quebecor World Capital Corp.
8.750%, due 03/15/16[1,2]	4,625,000	4,162,500

Sheridan Acquisition Corp.
10.250%, due 08/15/11[2]	5,500,000	5,500,000

Vertis, Inc.
Series B, 10.875%, due 06/15/09[2]	5,125,000	4,510,000

		19,863,750

Media-services — 3.14%

Affinion Group, Inc.
10.125%, due 10/15/13[2]	4,000,000	4,000,000

Baker & Taylor, Inc.
11.500%, due 07/01/13[1,2]	4,500,000	4,410,000

		8,410,000

Metals/mining excluding steel — 3.18%

American Rock Salt Co. LLC
9.500%, due 03/15/14[2]	3,000,000	3,052,500

Better Minerals & Aggregates Co.
13.000%, due 09/15/09[6,7]	2,300,000	1,840,000

Neenah Corp.
9.500%, due 01/01/17[2]	4,000,000	3,600,000

		8,492,500

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Packaging & containers — 4.85%

Exopack Holding Corp.
11.250%, due 02/01/14[2]	4,000,000	4,160,000

Graham Packaging Co.
9.875%, due 10/15/14[2]	3,000,000	2,940,000

Stone Container Finance
7.375%, due 07/15/14[2]	6,250,000	5,875,000

		12,975,000

Paper/forest products — 14.65%

Abitibi-Consolidated, Inc.
8.550%, due 08/01/10[2]	7,500,000	6,712,500

Ainsworth Lumber
7.250%, due 10/01/12[2]	7,500,000	5,362,500

Bowater Canada Finance
7.950%, due 11/15/11[2]	7,750,000	6,587,500

Bowater, Inc.
9.500%, due 10/15/12[2]	1,250,000	1,100,000

Buckeye Technologies, Inc.
9.250%, due 09/15/08[2]	2,070,000	2,070,000

Cellu Tissue Holdings, Inc.
9.750%, due 03/15/10[2]	5,000,000	4,775,000

Millar Western Forest
7.750%, due 11/15/13[2]	1,000,000	782,500

Newpage Corp.
10.000%, due 05/01/12[2]	4,000,000	4,140,000
12.000%, due 05/01/13[2]	1,000,000	1,045,000

Verso Paper Holdings LLC
9.125%, due 08/01/14	1,000,000	1,000,000
11.375%, due 08/01/16	5,500,000	5,610,000

		39,185,000

Real estate management-services — 2.34%

Realogy Corp.
12.375%, due 04/15/15[1,2]	8,500,000	6,258,125

Retail-food & drug — 0.55%

Susser Holdings LLC
10.625%, due 12/15/13[2]	1,412,000	1,475,540

Retail-restaurants — 4.34%

Buffets, Inc.
12.500%, due 11/01/14[2]	4,500,000	3,465,000

Restaurant Co.
10.000%, due 10/01/13[2]	3,725,000	3,184,875

Sbarro, Inc.
10.375%, due 02/01/15[2]	2,000,000	1,757,500

VICORP Restaurants, Inc.
10.500%, due 04/15/11[2]	5,000,000	3,200,000

		11,607,375

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(continued)

Retail-specialty — 2.67%

Brookstone Co., Inc.
12.000%, due 10/15/12[2]	4,400,000	4,235,000

GameStop Corp.
8.000%, due 10/01/12[2]	2,350,000	2,420,500

Sally Holdings LLC
10.500%, due 11/15/16[1]	500,000	477,500

		7,133,000

Technology-hardware — 2.69%

Freescale Semiconductor
8.875%, due 12/15/14	1,200,000	1,107,000
10.125%, due 12/15/16	7,000,000	6,090,000

		7,197,000

Technology-software — 3.68%

Sungard Data Systems, Inc.
10.250%, due 08/15/15[2]	6,250,000	6,437,500

Unisys Corp.
8.500%, due 10/15/15[2]	3,500,000	3,395,000

		9,832,500

Telecom-satellite — 1.13%

Intelsat Subsidiary Holding Co. Ltd.
8.625%, due 01/15/15[2]	3,000,000	3,018,750

Telecom-wireless — 4.72%

American Cellular Corp.
Series B, 10.000%, due 08/01/11[2]	988,000	1,025,050

Centennial Cellular Operating Co. LLC
10.750%, due 12/15/08[2]	312,000	313,560

Centennial Communications Corp.
10.125%, due 06/15/13[2]	3,000,000	3,142,500

Dobson Cellular Systems
9.875%, due 11/01/12[2]	2,000,000	2,150,000

US Unwired, Inc.
Series B, 10.000%, due 06/15/12[2]	1,750,000	1,879,896

Wind Acquisition Finance SA
10.750%, due 12/01/15[1,2]	4,000,000	4,120,000

		12,631,006

Telecom-wirelines — 2.20%

Citizens Communications
9.000%, due 08/15/31[2]	6,000,000	5,895,000

Telecommunications equipment — 1.91%

Nortel Networks Ltd.
10.125%, due 07/15/13[1,2]	5,000,000	5,112,500

Textile/apparel — 3.73%

Levi Strauss & Co.
12.250%, due 12/15/12[2]	6,400,000	6,832,000

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Face
	amount ($)	Value ($)

Corporate bonds—(concluded)

Textile/apparel—(concluded)

Rafaella Apparel Group
11.250%, due 06/15/11	3,339,000	3,138,660

		9,970,660

Transportation services — 1.15%

Navios Maritime Holdings
9.500%, due 12/15/14	3,000,000	3,063,750

Total corporate bonds (cost—$416,993,954)		391,028,159

	Number of
	shares

Common stocks*—0.01%

Consumer services — 0.00%

NCI Holdings, Inc.[6,7]	5,456	0

Energy-refining & marketing — 0.00%

Orion Refining Corp.[6,7]	1,253	0

Retail-restaurants — 0.00%

American Restaurant Group, Inc.[6,7]	129	0

Telecom-wireless — 0.01%

American Tower Corp., Class A2	636	25,198

Telecom-wirelines — 0.00%

XO Holdings, Inc.[2]	1,052	3,682

Total common stocks (cost—$2,716,866)		28,880

Other equity security* — 0.00%

Media-cable — 0.00%

Adelphia Contingent Value Vehicle[6,7,8] (cost—$0)	2,000,000	0

	Number of
	warrants

Warrants*—0.25%

Building materials — 0.00%

Dayton Superior Corp., strike @ $0.01 expires 06/15/09[4,6]	2,500	0

Energy-oilfield services — 0.25%

Key Energy Services, Inc., strike @ $4.88 expires 01/15/09[2]	4,500	654,750

Technology-software — 0.00%

Knology Holdings, Inc., strike @ $0.10 expires 10/22/07[4,6]	3,000	0

Telecom-wirelines — 0.00%

Pathnet, Inc., strike @ $0.01, expires 04/15/08[6,7]	4,950	0

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

	Number of
	warrants	Value ($)

Warrants—(concluded)

Telecom-wirelines—(concluded)

XO Holdings, Inc.
Series A, strike @ $6.25, expires 01/16/10[2]	2,105	1,263

Series B, strike @ $7.50, expires 01/16/10[2]	1,578	552

Series C, strike @ $10.00, expires 01/16/10[2]	1,578	237

		2,052

Total warrants (cost—$51,560)		656,802

Total investments (cost—$419,762,380)[9,10] — 146.47%		391,713,841

Liabilities in excess of other assets — (46.47)%		(124,270,229)

Net assets — 100.00%		267,443,612

*	Non-income producing.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 34.54% of net assets as of August 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2	Entire or partial amount pledged as collateral for bank loan.

3	Floating rate security. The interest rate shown is the current rate as of August 31, 2007.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of August 31, 2007, are considered illiquid and restricted. (See table below for more information).

			Acquisition
			cost as a		Value as a
	Acquisition	Acquisition	percentage of	Value at	percentage of
Restricted securities	date (s)	cost ($)	net assets (%)	08/31/07 ($)	net assets (%)

Dayton Superior Corp., warrants, expiring 06/15/09	06/09/00	46,550	0.02	0	0.00

Knology Holdings, Inc., warrants, expiring 10/22/07	06/08/98, 04/26/00	5,000	0.00	0	0.00

Structured Asset Securities Corp., Series 2006-S1, Class B2	03/03/06	2,245,696	0.84	76,175	0.03

		2,297,246	0.86	76,175	0.03

5	Bond interest in default.

6	Security is being fair valued by a valuation committee under the direction of the board of directors.

7	Illiquid securities representing 0.69% of net assets as of August 31, 2007.

8	Represents contingent value obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of directors.

9	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2007 were $3,026,073 and $31,074,612 respectively, resulting in net unrealized depreciation of investments of $28,048,539.

10	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available on the valuation date prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment manager and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

GMAC	General Motors Acceptance Corporation

OEM	Original Equipment Manufacturer

Managed High Yield Plus Fund Inc.
Schedule of investments—August 31, 2007 (unaudited)

Issuer breakdown by country or territory of origin	Percentage of total investments (%)

United States	83.6

Canada	9.8

United Kingdom	2.1

Netherlands	1.8

Luxembourg	1.1

Marshall Islands	0.8

Bermuda	0.8

Total	100.0

For more information regarding the Fund’s other signicant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2007